Taxation - Schedule of Net Operating Loss Carryforwards (Details)	Dec. 31, 2024 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 56,731,208
Tax Year 2025 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	127,021
Tax Year 2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	520,776
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	322,948
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	723,152
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	23,484,330
Tax Year Thereafter [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 31,552,981